UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidis Advisors LLC
Address: 2502 N. Rocky  Point Dr., Suite 660
         Tampa, FL  33607

13F File Number:  28-14341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Kyle D. Henderson
Title:   Managing Member
Phone:   813-549-4444
Signature, Place, and Date of Signing:

    Kyle D. Henderson   Tampa, FL   NOVEMBER 14,2011

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 21

Form 13F Information Table Value Total: 65,290  (x$1000)



List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLETE INC                     COM              018522300     6047   165103 SH       SOLE                   165103
CMS ENERGY CORP                COM              125896100     4392   221963 SH       SOLE                   221963
CENTERPOINT ENERGY INC         COM              15189T107     4350   221714 SH       SOLE                   221714
CALPINE CORP                   COM              131347304     2422   172029 SH       SOLE                   172029
EDISON INTERNATIONAL           COM              281020107     4045   105757 SH       SOLE                   105757
ENBRIDGE INC                   COM              29250N105     4317   135134 SH       SOLE                   135134
EQT CORP                       COM              26884L109     1901    35631 SH       SOLE                    35631
FIRSTENERGY CORP               COM              337932107     4569   101744 SH       SOLE                   101744
ITC HOLDINGS CORP              COM              465685105     6171    79695 SH       SOLE                    79695
JPMORGAN ALERIAN    ALERIAN ML ETN              46625H365     3128    91867 SH       SOLE                    91867
KINDER MORGAN MANAGEMENT       COM              49455U100     4035    68744 SH       SOLE                    68744
NATIONAL FUEL GAS              COM              636180101      307     6304 SH       SOLE                     6304
NEW JERSEY RESOURCES           COM              646025106      265     6233 SH       SOLE                     6233
NV ENERGY INC                  COM              67073Y106     1952   132725 SH       SOLE                   132725
OGE ENERGY CORP                COM              670837103     1033    21614 SH       SOLE                    21614
PNM RESOURCES INC              COM              69349H107     2171   132139 SH       SOLE                   132139
PINNACLE WEST CAPITAL          COM              723484101     6591   153493 SH       SOLE                   153493
SOUTHWEST GAS CORP             COM              844895102     3244    89700 SH       SOLE                    89700
VECTREN CORPORATION            COM              92240G101     1756    64829 SH       SOLE                    64829
WESTAR ENERGY  INC             COM              95709T100     1383    52362 SH       SOLE                    52362
UBS E-TRACS MLP     ALERIAN INFRST              902641646     1208    41898 SH       SOLE                    41898

